Debt and Warrants - Summary Of Aggregate Annual Future Maturities Of The Loans (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 9,392
2025	72,596
2026	0
Total	81,988
Less: Unamortized debt discount	(18,232)
Plus: Capitalized interest	7,992
Total U.S. dollar notes payable, net	$ 71,748